FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments [Abstract]
Unrealized gains (losses) for derivative financial instruments that are designated and qualify as fair value hedge transactions and for the related hedged item
A summary of (losses) gains recognized in revenues for derivative financial instruments related to commodity contracts that are designated and qualify as fair value hedge transactions, along with the unrealized gains (losses) on the related hedged item for the years ended December 31 follows:

	2015	2014	2013
Copper futures and swap contracts:
Unrealized (losses) gains:
Derivative financial instruments	$(3)	$(12)	$1
Hedged item – firm sales commitments	3	12	(1)

Realized losses:
Matured derivative financial instruments	(34)	(9)	(17)

Schedule of Derivative Instruments
A summary of FCX’s embedded derivatives at December 31, 2015, follows:

	Open	Average Price Per Unit		Maturities
	Positions	Contract	Market	Through
Embedded derivatives in provisional sales contracts:
Copper (millions of pounds)	693	$2.23	$2.14	July 2016
Gold (thousands of ounces)	215	1,071	1,062	March 2016
Embedded derivatives in provisional purchase contracts:
Copper (millions of pounds)	99	2.16	2.14	April 2016

Realized and unrealized gains (losses) for derivative financial instruments that do not qualify as hedge transactions
A summary of the realized and unrealized (losses) gains recognized in (loss) income before income taxes and equity in affiliated companies’ net (losses) earnings for commodity contracts that do not qualify as hedge transactions, including embedded derivatives, for the years ended December 31 follows:

	2015	2014		2013
Embedded derivatives in provisional copper and gold
sales contracts[a]	$(406)	$(280)		$(115)
Crude oil options and swaps[a]	87	513		(344)
Natural gas swaps[a]	—	(8)	—	10
Copper forward contracts[b]	(15)	(4)		3

a.	Amounts recorded in revenues.

b.	Amounts recorded in cost of sales as production and delivery costs.

Fair Values of Unsettled Derivative Financial Instruments
A summary of these unsettled commodity contracts that are offset in the balance sheet follows:

	Assets at December 31,		Liabilities at December 31,
	2015	2014	2015	2014

Gross amounts recognized:
Commodity contracts:
Embedded derivatives in provisional
sales/purchase contracts	$19	$15	$81	$91
Crude oil derivatives	—	316	—	—
Copper derivatives	1	—	11	7
	20	331	92	98

Less gross amounts of offset:
Commodity contracts:
Embedded derivatives in provisional
sales/purchase contracts	5	1	5	1
Crude oil derivatives	—	—	—	—
Copper derivatives	1	—	1	—
	6	1	6	1

Net amounts presented in balance sheet:
Commodity contracts:
Embedded derivatives in provisional
sales/purchase contracts	14	14	76	90
Crude oil derivatives	—	316	—	—
Copper derivatives	—	—	10	7
	$14	$330	$86	$97

Balance sheet classification:
Trade accounts receivable	$9	$5	$51	$56
Other current assets	—	316	—	—
Accounts payable and accrued liabilities	5	9	35	41
	$14	$330	$86	$97

A summary of the fair values of unsettled commodity derivative financial instruments follows:

	December 31,
	2015	2014
Commodity Derivative Assets:
Derivatives designated as hedging instruments:
Copper futures and swap contracts[a]	$1	$—
Derivatives not designated as hedging instruments:
Embedded derivatives in provisional copper and gold
sales/purchase contracts	19	15
Crude oil options[b]	—	316
Total derivative assets	$20	$331

Commodity Derivative Liabilities:
Derivatives designated as hedging instruments:
Copper futures and swap contracts[a]	$11	$7
Derivatives not designated as hedging instruments:
Embedded derivatives in provisional copper and gold
sales/purchase contracts	81	91
Total derivative liabilities	$92	$98

a.	FCX had paid $10 million to brokers at December 31, 2015 and 2014, for margin requirements (recorded in other current assets).

b.	Includes $210 million at December 31, 2014, for deferred premiums and accrued interest.